SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Uninsured deposits	$ 15,446,579		$ 15,446,579		$ 4,048,719
Allowance for accounts receivable					0	$ 40,000
Reserve for impaired inventory					0	28,000
Research and development expense	1,258,678	$ 447,165	2,225,539	$ 938,303	2,033,726	1,257,872
Advertising and marketing costs			169,000	$ 0
Money market account	$ 15,160,697		$ 15,160,697		$ 4,252,959	$ 1,901,278
Common stock shares issued	28,257,467		28,257,467		24,804,874	18,366,178
Common stock shares outstanding	28,257,467		28,257,467		24,804,874	18,366,178
Options
Anti-dilutive securities			14,786,995	4,891,334
Warrants
Anti-dilutive securities			23,440,456	17,755,448
Convertible Preferred Stock
Anti-dilutive securities			8,108,356	8,108,356
Leasehold Improvements
Estimated useful lives of assets					5 years
Minimum
Estimated useful lives of assets					2 years
Maximum
Estimated useful lives of assets					5 years